SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Business Acquisition [Line Items]
Write-off of inventory	$ 321	$ 47	$ 95
Number of shares excluded from calculation of diluted earnings (loss) per share	363,499	554,916	610,083
Stock-based compensation	$ 18	$ 93	$ 155
Tax expenses related to uncertainties in income taxes	993	140	126
Accrued severance pay for former Chairman of Board	296
Advertising expense	161	152	107
Remaining performance obligations	$ 3,500
Expected recognition in the upcoming year	47.00%
Increase decrease in unbilled accounts receivables	$ 200	100
Unbilled accounts receivable	240	350
Increase decrease in customer advances and deferred revenues	100
Customer Advances And Deferred Revenues	4,500	4,600
Increase decrease in unearned amounts	3,800
Amount of recognized revenues from customer advances and deferred revenues	4,000
Research and development costs capitalized			$ 13
Value of Industrial Research Assistance Program	$ 266	$ 89
Percentage of revenue from services and maintenance	16.20%	17.70%	17.90%
Kenyan Company [Member]
Business Acquisition [Line Items]
Ownership percentage				51.00%
Major Israeli And U.S. Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term and restricted deposits	$ 7,203
Other Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term and restricted deposits	$ 7,725
Local partner [Member] | Kenyan Company [Member]
Business Acquisition [Line Items]
Ownership percentage				49.00%